RELATED PARTIES (Details) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019 item	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2019 $ / shares
Related Party Transaction [Line Items]
Price per share				$ 6.82
Director
Related Party Transaction [Line Items]
Percentage of interest in the Company	10.00%	10.00%
Number of seats held in company	1	1
An executive
Related Party Transaction [Line Items]
Number of shares of unvested common stock purchased | shares			914,634
Price per share			$ 1.64
Total price | $			$ 1.5
Interest Rate			2.31%